Earnings Per Common Share, Calculation of Earnings and Diluted Earnings per Common Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Common Share [Abstract]
Wells Fargo net income	$ 22,183	$ 21,938	$ 22,894
Less: Preferred stock dividends and other	1,629	1,565	1,424
Wells Fargo net income applicable to common stock	$ 20,554	$ 20,373	$ 21,470
Earnings per common share
Average common shares outstanding (denominator) (in shares)	4,964.6	5,052.8	5,136.5
Per share (in dollars per share)	$ 4.14	$ 4.03	$ 4.18
Diluted earnings per common share
Average common shares outstanding	4,964.6	5,052.8	5,136.5
Diluted average common shares outstanding (denominator) (in shares)	5,017.3	5,108.3	5,209.8
Per share (in dollars per share)	$ 4.10	$ 3.99	$ 4.12
Stock Options [Member]
Diluted earnings per common share
Weighted average number of diluted shares outstanding, adjustment (in shares)	17.1	18.9	26.7
Restricted Share Rights [Member]
Diluted earnings per common share
Weighted average number of diluted shares outstanding, adjustment (in shares)	24.7	25.9	32.8
Warrants [Member]
Diluted earnings per common share
Weighted average number of diluted shares outstanding, adjustment (in shares)	10.9	10.7	13.8